Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: July 10, 2026

Payment Date	7/15/2026
Collection Period Start	6/1/2026
Collection Period End	6/30/2026
Interest Period Start	6/15/2026
Interest Period End	7/14/2026

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$75,357,436.56	$16,900,482.70	$58,456,953.86	0.123067	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$214,737,436.56	$16,900,482.70	$197,836,953.86

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$235,444,220.86	$217,013,935.35	0.145088
YSOC Amount	$17,315,582.92	$15,785,780.11
Adjusted Pool Balance	$218,128,637.94	$201,228,155.24
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$75,357,436.56	4.87000%	30/360	$305,825.60
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$214,737,436.56			$886,836.60

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$235,444,220.86	$217,013,935.35
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$218,128,637.94	$201,228,155.24
Number of Receivables Outstanding	26,812	25,888
Weighted Average Contract Rate	4.00%	4.01%
Weighted Average Remaining Term (months)	21.8	21.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$798,868.78
Principal Collections	$18,251,311.58
Liquidation Proceeds	$169,924.17
b. Repurchase Price	$10,617.65
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$19,230,722.18
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$19,230,722.18

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$196,203.52	$196,203.52	$—	$—	$19,034,518.66
Interest - Class A-1 Notes	$—	$—	$—	$—	$19,034,518.66
Interest - Class A-2 Notes	$—	$—	$—	$—	$19,034,518.66
Interest - Class A-3 Notes	$305,825.60	$305,825.60	$—	$—	$18,728,693.06
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$18,337,183.06
First Allocation of Principal	$—	$—	$—	$—	$18,337,183.06
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$18,279,892.06
Second Allocation of Principal	$—	$—	$—	$—	$18,279,892.06
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$18,219,324.06
Third Allocation of Principal	$—	$—	$—	$—	$18,219,324.06
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,147,682.06
Fourth Allocation of Principal	$13,509,281.32	$13,509,281.32	$—	$—	$4,638,400.74
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,638,400.74
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,247,199.36
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,247,199.36
Remaining Funds to Certificates	$1,247,199.36	$1,247,199.36	$—	$—	$—
Total	$19,230,722.18	$19,230,722.18	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$17,315,582.92
Increase/(Decrease)	$(1,529,802.81)
Ending YSOC Amount	$15,785,780.11

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$218,128,637.94	$201,228,155.24
Note Balance	$214,737,436.56	$197,836,953.86
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.08%	19	$173,923.72
Liquidation Proceeds of Defaulted Receivables[2]	0.08%	183	$169,924.17
Monthly Net Losses (Liquidation Proceeds)			$3,999.55
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.08)%
Second Preceding Collection Period			(0.18)%
Preceding Collection Period			0.20%
Current Collection Period			0.02%
Four-Month Average Net Loss Ratio			(0.01)%
Cumulative Net Losses for All Periods			$4,625,808.72
Cumulative Net Loss Ratio			0.31%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.53%	90	$1,147,849.46
60-89 Days Delinquent	0.17%	30	$369,742.17
90-119 Days Delinquent	0.08%	10	$167,650.65
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.78%	130	$1,685,242.28

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$50,362.26
Total Repossessed Inventory		10	$109,069.18

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		40	$537,392.82
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.28%
Preceding Collection Period			0.27%
Current Collection Period			0.25%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.43	0.20%	38	0.15%